Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY-VERSUS-PERFORMANCE

Year	Summary Compensation Table Total for CEO ($)	Comp. Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Comp. Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($)	Adjusted EBITDA ($)(4)
					TSR	Peer Group TSR(3)
2025	$8,665,993	$16,686,541	$1,768,040	$2,866,926	141	109	$134,489,254	$297,977,699
2024	7,846,047	10,136,990	1,427,716	1,394,391	105	116	124,665,918	268,622,778
2023	6,174,152	2,883,064	1,407,532	898,636	95	119	93,393,883	249,616,571
2022	7,597,899	5,795,937	1,952,357	1,637,418	103	106	140,887,447	262,824,029
2021	7,062,124	13,897,655	1,751,450	3,072,403	138	119	118,744,869	241,869,230

(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Total to Compensation “Actually Paid” Adjustments	2025	2024	2023	2022	2021
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(769,000)	$—	$(504,000)	$—	$—
Addition of “Service Cost” for Pension Plans	356,000	355,000	332,000	417,000	430,000
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(4,750,076)	(4,500,004)	(4,300,041)	(4,300,068)	(4,300,013)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,621,682	4,096,453	4,668,576	4,273,112	4,350,008
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	7,258,622	1,884,111	(1,487,969)	(1,138,742)	6,583,712
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	1,180,766	342,020	(2,098,387)	(1,113,555)	(258,785)
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	122,554	113,363	98,733	60,291	30,609
Total Adjustments	8,020,548	2,290,943	(3,291,088)	(1,801,962)	6,835,531

Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2025	2024	2023	2022	2021
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(25,250)	$(2,400)	$(84,500)	$—	$(13,750)
Addition of “Service Cost” for Pension Plans	68,250	58,000	109,500	107,250	106,500
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(687,532)	(513,530)	(722,520)	(761,281)	(717,543)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	668,947	476,901	784,443	756,509	725,885
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	923,215	192,677	(232,473)	(217,159)	1,265,101
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	135,929	56,642	(379,796)	(211,204)	(51,201)
Deduction of Fair Value from Prior Year-End of Awards Granted in Any Prior Year that Failed to Meet Vesting Conditions During Year	—	(314,899)	—	—	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	15,327	13,284	16,450	10,946	5,961
Total Adjustments	1,098,886	(33,325)	(508,896)	(314,939)	1,320,953

(2)
The named executive officers for 2021-2022 set forth in this table are: Paul Manning, Chairman, President, and Chief Executive Officer; Stephen J. Rolfs, Former Senior Vice President and Chief Financial Officer; Michael C. Geraghty, President, Color Group; E. Craig Mitchell, Former President, Flavors & Extracts Group; and John J. Manning, Senior Vice President, General Counsel, and Secretary. Amy Schmidt Jones, Vice President, Human Resources and Senior Counsel, and Messrs. Paul Manning, Rolfs, Geraghty, and John J. Manning were the named executive officers for 2023. Tobin Tornehl, Vice President and Chief Financial Officer, Ms. Jones, and Messrs. Paul Manning, Rolfs, Geraghty, and John J. Manning were the named executive officers for 2024. Ms. Jones and Messrs. Paul Manning, Geraghty, John J. Manning and Tornehl were the named executive officers for 2025.

(3)	This column assumes a $100 investment was made in Standard & Poor’s Midcap Specialty Chemicals Index on December 31, 2020, and all dividends were reinvested.
(4)	The following table summarizes the reconciliation between Operating Income (GAAP) and Adjusted EBITDA for the twelve months ended December 31, 2025, 2024, 2023, 2022, and 2021:

	2025	2024	2023	2022	2021
Operating income (GAAP)	$207,128,054	$191,578,504	$155,023,226	$196,751,108	$170,027,977
Depreciation and amortization	61,097,548	60,329,107	57,819,591	52,466,866	52,050,883
Depreciation and amortization, divested product lines	—	—	—	—	(145,952)
Share-based compensation expense	13,946,132	10,083,942	8,932,887	16,138,010	9,572,800
Divestiture & other related (income) costs, before tax	—	—	—	(2,531,955)	14,138,047
Results of operations of the divested product lines, before tax	—	—	—	—	(1,879,711)
Operational improvement plan costs (income), before tax	—	—	—	—	(1,894,814)
Portfolio optimization plan costs, before tax	15,805,965	6,631,225	27,840,867	—	—
Adjusted EBITDA	$297,977,699	$268,622,778	$249,616,571	$262,824,029	$241,869,230

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The named executive officers for 2021-2022 set forth in this table are: Paul Manning, Chairman, President, and Chief Executive Officer; Stephen J. Rolfs, Former Senior Vice President and Chief Financial Officer; Michael C. Geraghty, President, Color Group; E. Craig Mitchell, Former President, Flavors & Extracts Group; and John J. Manning, Senior Vice President, General Counsel, and Secretary. Amy Schmidt Jones, Vice President, Human Resources and Senior Counsel, and Messrs. Paul Manning, Rolfs, Geraghty, and John J. Manning were the named executive officers for 2023. Tobin Tornehl, Vice President and Chief Financial Officer, Ms. Jones, and Messrs. Paul Manning, Rolfs, Geraghty, and John J. Manning were the named executive officers for 2024. Ms. Jones and Messrs. Paul Manning, Geraghty, John J. Manning and Tornehl were the named executive officers for 2025.

Peer Group Issuers, Footnote
(3)	This column assumes a $100 investment was made in Standard & Poor’s Midcap Specialty Chemicals Index on December 31, 2020, and all dividends were reinvested.

PEO Total Compensation Amount	$ 8,665,993	$ 7,846,047	$ 6,174,152	$ 7,597,899	$ 7,062,124
PEO Actually Paid Compensation Amount	$ 16,686,541	10,136,990	2,883,064	5,795,937	13,897,655
Adjustment To PEO Compensation, Footnote
(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Total to Compensation “Actually Paid” Adjustments	2025	2024	2023	2022	2021
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(769,000)	$—	$(504,000)	$—	$—
Addition of “Service Cost” for Pension Plans	356,000	355,000	332,000	417,000	430,000
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(4,750,076)	(4,500,004)	(4,300,041)	(4,300,068)	(4,300,013)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,621,682	4,096,453	4,668,576	4,273,112	4,350,008
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	7,258,622	1,884,111	(1,487,969)	(1,138,742)	6,583,712
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	1,180,766	342,020	(2,098,387)	(1,113,555)	(258,785)
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	122,554	113,363	98,733	60,291	30,609
Total Adjustments	8,020,548	2,290,943	(3,291,088)	(1,801,962)	6,835,531

Non-PEO NEO Average Total Compensation Amount	$ 1,768,040	1,427,716	1,407,532	1,952,357	1,751,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,866,926	1,394,391	898,636	1,637,418	3,072,403
Adjustment to Non-PEO NEO Compensation Footnote
(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2025	2024	2023	2022	2021
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(25,250)	$(2,400)	$(84,500)	$—	$(13,750)
Addition of “Service Cost” for Pension Plans	68,250	58,000	109,500	107,250	106,500
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(687,532)	(513,530)	(722,520)	(761,281)	(717,543)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	668,947	476,901	784,443	756,509	725,885
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	923,215	192,677	(232,473)	(217,159)	1,265,101
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	135,929	56,642	(379,796)	(211,204)	(51,201)
Deduction of Fair Value from Prior Year-End of Awards Granted in Any Prior Year that Failed to Meet Vesting Conditions During Year	—	(314,899)	—	—	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	15,327	13,284	16,450	10,946	5,961
Total Adjustments	1,098,886	(33,325)	(508,896)	(314,939)	1,320,953

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart below, the compensation actually paid to the CEO and other NEOs is generally aligned with the Company’s total shareholder return. This alignment is due primarily to the use of equity incentives in our compensation program, which have a value tied to the Company’s stock price. Although the Company does not use total shareholder return as a metric when determining compensation for its executives, as the Company’s stock price increases, the value of equity awards generally increases.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The Company does not use net income as a metric when determining compensation for its executives and, therefore, we do not believe there is an alignment between compensation actually paid and the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Adjusted EBITDA
We identified Adjusted EBITDA as our company-selected measure that represents, in our view, the most important financial performance measure used to link compensation actually paid in 2025 to our performance. Adjusted EBITDA is included in our annual incentive plan (70% weight for Corporate awards in 2025) and was previously included in our performance-based awards of our long-term equity incentive plan (70% weight for awards prior to 2025). In addition, for the 2025 performance-based awards, the compound annual growth rate for Adjusted EBITDA over the three-year performance period must exceed at least 8% in order for there to be any enhanced payout. The compensation actually paid to our CEO and other NEOs was higher in 2021 and 2025 than other years due primarily to the large increase in the fair value of outstanding stock awards in 2021 and 2025, as shown in footnote 1 above. The number of stock awards that can be received by an executive is set at the grant date, so the change in fair value for unvested awards indicates only that previously issued grants have increased in value. The value of any awards can fluctuate significantly until they are vested. In 2024, our average for non-CEO NEOs was lower as the value of outstanding equity awards for Mr. Rolfs was significantly lower than prior years primarily due to shares forfeited as a result of his retirement from the Company. As Adjusted EBITDA is heavily integrated into our annual incentive plan and the majority of our outstanding performance-based awards, it has the potential to significantly influence the amount of compensation actually paid to an executive in a given year.

Total Shareholder Return Vs Peer Group
Company Total Shareholder Return vs. Peer Group Total Shareholder Return
As shown in the chart below, the Company’s total shareholder return has generally tracked the Standard & Poor’s Midcap Specialty Chemicals Index, except in 2021 and 2025, which are the years that compensation actually paid to our executive officers was the highest, primarily as a result of the use of equity incentives in our compensation program. As a global manufacturer and marketer of colors, flavors, and other specialty ingredients, we believe that there are very few publicly-traded companies located in the United States that would be considered our peers. However, we have historically used the Standard & Poor’s Midcap Specialty Chemicals Index as a peer group because it aligns with our Global Industry Classification Standard code.

Tabular List, Table
Most Important Measures for Compensation Actually Paid in Fiscal Year 2025
The four items listed below represent the most important metrics that we used to determine compensation actually paid in 2025, as further described in “Annual Incentive Plan Awards” and “Equity Awards” above.
•	Adjusted EBITDA (company-selected measure)
•	Adjusted return on invested capital
•	Adjusted revenue
•	Adjusted operating profit

Total Shareholder Return Amount	$ 141	105	95	103	138
Peer Group Total Shareholder Return Amount	109	116	119	106	119
Net Income (Loss)	$ 134,489,254	$ 124,665,918	$ 93,393,883	$ 140,887,447	$ 118,744,869
Company Selected Measure Amount	297,977,699	268,622,778	249,616,571	262,824,029	241,869,230
PEO Name	Paul Manning	Paul Manning	Paul Manning	Paul Manning	Paul Manning
Operating Income (Loss)	$ 207,128,054	$ 191,578,504	$ 155,023,226	$ 196,751,108	$ 170,027,977
Depreciation, Depletion and Amortization	61,097,548	60,329,107	57,819,591	52,466,866	52,050,883
Depreciation and amortization, divested product lines	0	0	0	0	(145,952)
Share-Based Payment Arrangement, Noncash Expense	13,946,132	10,083,942	8,932,887	16,138,010	9,572,800
Divestiture & other related (income) costs, before tax	0	0	0	(2,531,955)	14,138,047
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	0	0	0	0	(1,879,711)
Restructuring Costs	0	0	0	0	(1,894,814)
Portfolio optimization plan costs, before tax	15,805,965	6,631,225	27,840,867	0	0
Adjusted EBITDA	$ 297,977,699	268,622,778	249,616,571	262,824,029	241,869,230
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)	The following table summarizes the reconciliation between Operating Income (GAAP) and Adjusted EBITDA for the twelve months ended December 31, 2025, 2024, 2023, 2022, and 2021:

	2025	2024	2023	2022	2021
Operating income (GAAP)	$207,128,054	$191,578,504	$155,023,226	$196,751,108	$170,027,977
Depreciation and amortization	61,097,548	60,329,107	57,819,591	52,466,866	52,050,883
Depreciation and amortization, divested product lines	—	—	—	—	(145,952)
Share-based compensation expense	13,946,132	10,083,942	8,932,887	16,138,010	9,572,800
Divestiture & other related (income) costs, before tax	—	—	—	(2,531,955)	14,138,047
Results of operations of the divested product lines, before tax	—	—	—	—	(1,879,711)
Operational improvement plan costs (income), before tax	—	—	—	—	(1,894,814)
Portfolio optimization plan costs, before tax	15,805,965	6,631,225	27,840,867	—	—
Adjusted EBITDA	$297,977,699	$268,622,778	$249,616,571	$262,824,029	$241,869,230

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted return on invested capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted operating profit
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,020,548	2,290,943	(3,291,088)	(1,801,962)	6,835,531
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(769,000)	0	(504,000)	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,000	355,000	332,000	417,000	430,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,750,076)	(4,500,004)	(4,300,041)	(4,300,068)	(4,300,013)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,621,682	4,096,453	4,668,576	4,273,112	4,350,008
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,258,622	1,884,111	(1,487,969)	(1,138,742)	6,583,712
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,180,766	342,020	(2,098,387)	(1,113,555)	(258,785)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,554	113,363	98,733	60,291	30,609
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,886	(33,325)	(508,896)	(314,939)	1,320,953
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,250)	(2,400)	(84,500)	0	(13,750)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,250	58,000	109,500	107,250	106,500
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(687,532)	(513,530)	(722,520)	(761,281)	(717,543)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	668,947	476,901	784,443	756,509	725,885
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	923,215	192,677	(232,473)	(217,159)	1,265,101
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,929	56,642	(379,796)	(211,204)	(51,201)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(314,899)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,327	$ 13,284	$ 16,450	$ 10,946	$ 5,961